Annual Operating Expenses {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 70%	Nov. 29, 2021
Fidelity Advisor Asset Manager 70%: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.97%	[1]
Fidelity Advisor Asset Manager 70%: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.22%	[1]
Fidelity Advisor Asset Manager 70%: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.73%	[1]
Fidelity Advisor Asset Manager 70%: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.70%	[1]
Fidelity Advisor Asset Manager 70%: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.60%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.